INVENTORY (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Inventories
SCHEDULE OF INVENTORIES
	December 31, 2023	December 31, 2022
Finished goods	$904,858	$542,934
Parts	691,678	513,008
	$1,596,536	$1,055,942

SCHEDULE OF COST OF SALES

Cost of sales consist of the following:

	December 31, 2023	December 31, 2022	December 31, 2021
Inventory	$3,738,980	$6,048,348	$3,420,713
Consulting and services	549,448	730,170	679,345
Other	202,300	35,866	310,719
	$4,490,728	$6,814,384	$4,410,777